Commitments and Contingencies (Details) - USD ($) $ in Millions			9 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 15, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rent expense, net of sublease income			$ 1.9	$ 1.8	$ 2.5	$ 2.6	$ 2.4
Sony Pictures Home Entertainment
Term of license agreement	2 years	2 years